Stock Based Compensation	12 Months Ended
Mar. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Based Compensation

Note 10 - Stock-Based Compensation

At the Company’s annual stockholders’ meeting held on July 14, 2005, stockholders of the Company approved the Clifton Bancorp Inc. 2005 Equity Incentive Plan. Under this plan, the Company could grant options to purchase up to 1,464,727 shares of Company common stock and could grant up to 585,891 shares of common stock as restricted stock awards. This plan expired in July 2015.

At the Company’s annual stockholders meeting held on August 6, 2015, stockholders of the Company approved the Clifton Bancorp Inc. 2015 Equity Incentive Plan (“the Plan”). Under the Plan, the Company may grant options to purchase up to 1,705,944 of Company common stock and may grant up to 682,377 shares of common stock as restricted stock awards. At March 31, 2016, there were 614,136 shares and 177,417 shares, respectively, remaining for future option grants and restricted stock awards under the plan.

Under the 2005 Equity Incentive Plan, on January 7, 2015, 1,753 shares of restricted stock were awarded. The restricted shares awarded had a grant date fair value of $13.32 per share. Twenty percent of the shares awarded vest annually.

Under the 2015 Equity Incentive Plan, on September 2, 2015, 511,784 shares of restricted stock were awarded, with a grant date fair value of $13.84 per share. To fund the grants of restricted common stock, the Company issued 511,784 shares from authorized shares. All shares of restricted stock granted to date vest in equal installments over a five-year period beginning one year from the date of grant.

Management recognizes expense for the fair value of these awards on a straight line basis over the requisite service period. During the years ended March 31, 2016, 2015 and 2014, approximately $829,000, $52,000 and $61,000, respectively, in expense was recognized in regard to these restricted stock awards. The Company recognized approximately $339,000, $21,000, and $24,000 of income tax benefits resulting from this expense for the years ended March 31, 2016, 2015 and 2014, respectively. The total fair value of stock awards vested during the years ended March 31, 2016, 2015 and 2014 were approximately $87,000, $75,000, and $85,000, respectively. The expected future compensation expense relating to the 506,362 non-vested restricted shares outstanding at March 31, 2016 is $6.2 million over a weighted average period of 4.4 years.

Note 10 - Stock-Based Compensation (Continued)

The following is a summary of the status of the Company’s restricted shares:

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2014	13,299	$9.03
Granted	1,753	13.32
Vested	(6,249)	9.03
Forfeited	(1,175)	9.03
Non-vested at March 31, 2015	7,628	10.02
Granted	511,784	13.84
Vested	(6,226)	9.27
Forfeited	(6,824)	13.84
Non-vested at March 31, 2016	506,362	13.84

Under the 2005 Equity Incentive Plan, on January 7, 2015, options to purchase 11,030 shares of Company common stock were awarded. These options had a grant-date fair value of $1.86 and will expire no later than ten years following the grant date. Twenty percent of the options awarded vest annually. The fair value of the stock options was estimated utilizing the Black-Scholes option pricing model using the following assumptions: an expected life of 6.5 years, risk-free rate of return of 1.78%, volatility of 15.6% and a dividend yield of 1.78%.

Under the 2015 Equity Incentive Plan, on September 2, 2015, options to purchase 1,108,868 shares of Company common stock were awarded, with a grant date fair value of $1.63 per option and an expiration date of September 2, 2025. All stock options granted to date vest in equal installments over a five-year period beginning one year from the date of grant. Stock options were granted at an exercise price of $13.84 equal to the fair value of the Company’s common stock on the grant date based on quoted market prices and all have an expiration date of September 2, 2025. The fair value of the stock options was estimated utilizing the Black-Scholes option pricing model using the following assumptions: an expected life of 6.5 years, risk-free rate of return of 1.92%, volatility of 12.5% and a dividend yield of 1.73%.

The expected option life was estimated as the mid-point between the vesting period and ten year life of the options. The risk-free rate of return was based on the rate on the grant date of a U.S. Treasury Note with a term equal to the expected option life. Expected volatility was based on the historical stock price activity of the Company over the year prior to the grant date. The dividend rate was based on the cash dividends paid by the Company over the year prior to the grant date on its common stock.

Management recognizes expense for the fair value of these awards on either an accelerated attribution basis or a straight line basis over the requisite service period. During the years ended March 31, 2016, 2015 and 2014, approximately $214,000, $20,000 and $44,000, respectively, in stock option expense, was recorded net of income tax benefits of $64,000, $8,000 and $16,000, respectively. The expected future compensation expense relating to the 1,253,251 non-vested options outstanding at March 31, 2016 is $1.6 million over the weighted average period of 4.4 years.

Note 10 - Stock-Based Compensation (Continued)

A summary of stock option activity follows:

	Number of Stock Options	Range	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2014	1,072,557	$9.03 - $10.46	$10.25	2.12 Years	$1,848,962
Granted	11,030	13.32	13.32
Forfeited or cancelled	(4,406)	9.03	9.03
Exercised	(734,007)	9.03 - 10.46	10.46		1,860,808
Outstanding at March 31, 2015	345,174	9.03 - 13.32	9.93	2.79 Years	1,444,950
Granted	1,108,868	13.84	13.84
Exercised	(183,731)	9.03 - 10.46	10.45		632,424
Forfeited	(17,060)	13.84	13.84
Outstanding at March 31, 2016	1,253,251	9.03 - 13.84	13.26	8.78 Years	2,333,383
Exercisable at March 31, 2016	152,619	9.03 - 13.32	9.09	4.23 Years	919,986

Shares issued for stock option exercises are distributed from authorized but unissued shares.